IMPAIRMENT (Details 3) - Individual assets or cash-generating units [member] $ in Millions	Dec. 31, 2018 USD ($)
$100 per ounce change in gold price [Member] | Rainy River Mines [Member]
Impairment [Line Items]
Recoverable Amount	$ 256.6
$100 per ounce change in gold price [Member] | Blackwater Mines [Member]
Impairment [Line Items]
Recoverable Amount	0.0
0.5% change in discount rate [Member] | Rainy River Mines [Member]
Impairment [Line Items]
Recoverable Amount	24.7
0.5% change in discount rate [Member] | Blackwater Mines [Member]
Impairment [Line Items]
Recoverable Amount	0.0
5% change in foreign exchange rate [Member] | Rainy River Mines [Member]
Impairment [Line Items]
Recoverable Amount	103.4
5% change in foreign exchange rate [Member] | Blackwater Mines [Member]
Impairment [Line Items]
Recoverable Amount	0.0
5% change in operating costs [Member] | Rainy River Mines [Member]
Impairment [Line Items]
Recoverable Amount	106.6
5% change in operating costs [Member] | Blackwater Mines [Member]
Impairment [Line Items]
Recoverable Amount	0.0
5% change in in-situ ounces [Member] | Rainy River Mines [Member]
Impairment [Line Items]
Recoverable Amount	10.9
5% change in in-situ ounces [Member] | Blackwater Mines [Member]
Impairment [Line Items]
Recoverable Amount	$ 16.4